SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Assets retirement obligation, Prepaid Land Use Right and Impairment of Long-Lived Assets) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets held-for-sale [Abstract]
AROs included in project assets and property, plant and equipment
Prepaid land use right
Period for recognition of intangible assets as an expense, minimum	40 years
Period for recognition of intangible assets as an expense, maximum	50 years
Expenses recognized	$ 910,157	$ 779,703	$ 1,086,685
Impairment of long-lived assets
Impairment charge of long-lived assets			$ 202,756,739